NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) minesite	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	$ 3,481	$ 4,378
Net cash used in investing activities	(1,711)	(1,897)
Net cash provided by (used in) financing activities	(2,604)	(2,388)
Net increase (decrease) in cash and equivalents	$ (840)	92
Number of minesite locations in Tanzania mines | minesite	2
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	$ 2,693	3,035
Net cash used in investing activities	(1,103)	(962)
Net cash provided by (used in) financing activities	(1,631)	(2,208)
Net increase (decrease) in cash and equivalents	(41)	(135)
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	524	541
Net cash used in investing activities	(599)	(522)
Net cash provided by (used in) financing activities	67	(101)
Net increase (decrease) in cash and equivalents	(8)	(82)
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	275	373
Net cash used in investing activities	(253)	(178)
Net cash provided by (used in) financing activities	(222)	(100)
Net increase (decrease) in cash and equivalents	(200)	95
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	459	605
Net cash used in investing activities	(322)	(297)
Net cash provided by (used in) financing activities	(176)	(254)
Net increase (decrease) in cash and equivalents	(39)	54
Tongon [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	75	61
Net cash used in investing activities	(32)	(17)
Net cash provided by (used in) financing activities	(76)	(143)
Net increase (decrease) in cash and equivalents	$ (33)	$ (99)